Taxation (Tables)	12 Months Ended
Sep. 30, 2025
Taxation [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following components:

	For the Year Ended
	September 30,
	2025	2024	2023
Current income tax expenses (benefit)	$7,902	$(83,025)	$141,539
Deferred income tax expenses (benefit)	111,151	(42,266)	(94,533)
Total income tax expenses (benefit)	$119,053	$(125,291)	$47,006

Schedule of Actual Provision for Income Taxes

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

(Loss) income before income taxes	$(1,081,970)	$(3,665,700)	$110,389
Income tax expenses computed at statutory EIT rate of 25%	(270,493)	(916,425)	27,597
Reconciling items:
Effect of preferred tax rate	160,532	657,287	(14,264)
Additional deduction for R&D expenses	(64,358)	(45,377)	(45,247)
Change in valuation allowance	273,737	164,582	53,964
Tax effect of non-deductible items	19,635	14,642	24,956
Income tax expenses (benefit)	119,053	(125,291)	47,006
Effective tax rates	$-11.0%	$3.4%	$42.6%

Schedule of Components of the Deferred Tax Assets and Deferred Tax Liabilities

As of September 30, 2025 and 2024, the significant components of the deferred tax assets and deferred tax liabilities are summarized below:

	As of September 30,	As of September 30,
	2025	2024
Deferred tax assets:
Allowance for credit loss	$11,572	$213,390
Inventories write-down	53,257	37,746
Lease Liabilities	1,275	-
Net operating loss carry forwards	1,094,845	78,210
Deferred tax assets, gross	1,160,949	329,346
Less: valuation allowance	(1,160,949)	(78,210)
Deferred tax assets, net	$-	$251,136
Deferred tax liabilities:
Right-of-use assets	1,303	-
Depreciation*	-	138,220
Deferred tax liabilities	1,303	138,220
Net deferred tax asset:	$(1,303)	$112,916

*	The PRC income tax laws and regulations allow the Group to deduct certain machinery and equipment’s depreciation once for all at the time of purchase which is in excess of the related depreciation under accounting.